AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL® MVP Franklin Templeton Founding Strategy Plus Fund
Investment Objective
The Fund seeks long-term capital appreciation,
with income as a secondary goal.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AZL MVP Franklin Templeton Founding Strategy Plus Fund
Management Fee		0.10%
Other Expenses		0.04%
Recoupment	[1]	0.01%
Acquired Fund Fees and Expenses	[2]	0.99%
Total Annual Fund Operating Expenses		1.14%
[1]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.15% through April 30, 2016. After April 30, 2016, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. Amounts contractually waived or reimbursed in a particular fiscal year may be recouped by the Manager within the next three fiscal years to the extent that recoupment will not cause the Fund's Expenses to exceed the stated limit during the respective year.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AZL MVP Franklin Templeton Founding Strategy Plus Fund	116	362	628	1,386

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
AZL MVP Franklin Templeton Founding Strategy Plus Fund	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Franklin Templeton Founding Strategy Plus Fund (the "Underlying Fund"), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility.

The Fund's MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.

The Manager will implement the Fund's MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund's assets to the Underlying Fund, and up to 20% of the Fund's assets to the MVP Process. The Manager may allocate the Fund's assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Underlying Fund seeks to achieve its goal by investing in a combination of subportfolios, or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The Underlying Fund generally makes equal allocations (approximately 25%) of its assets to each of the following four strategies:
  Mutual Shares Strategy
  Templeton Growth Strategy
  Franklin Income Strategy
  Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Manager. The allocations to each strategy will generally not exceed plus or minus 3% of the predetermined fixed allocation percentages. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

Each of the strategies may use various derivative strategies seeking to protect assets, implement cash or tax management strategies or enhance returns.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.

The Fund invests primarily in the AZL Franklin Templeton Founding Strategy Plus Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser's investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; security quality risk (sometimes called high-yield risk or junk bond risk), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; special situations risk, related to the Underlying Fund's use of investment strategies intended to take advantage of mergers, reorganizations, or other unusual events, which may not occur as expected; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Underlying Fund's portfolio; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; inflation-indexed securities risk, which is the risk of having a tendency to react to changes in real interest rates and real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation; country/regional risk, which is the risk of political events, financial troubles, or natural disasters may have an adverse affect on the securities markets of a country or region; and income risk, which is the risk that falling interest rates may cause the Underlying Fund's income to decline.

Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (60%) and the Barclays Capital U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q4, 2013) 5.81% Lowest (Q3, 2014) -2.36%
Average Annual Total Returns
Average Annual Total Returns	One Year Ended December 31, 2014
		Since Inception	Inception Date
AZL MVP Franklin Templeton Founding Strategy Plus Fund	2.33%	9.91%	Apr. 30, 2012
AZL MVP Franklin Templeton Founding Strategy Plus Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	18.16%	Apr. 30, 2012
AZL MVP Franklin Templeton Founding Strategy Plus Fund Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.97%	2.46%	Apr. 30, 2012
AZL MVP Franklin Templeton Founding Strategy Plus Fund Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)	10.56%	11.77%	Apr. 30, 2012